Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total to CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Non-CEO NEOs ($)(1)	Average Compensation Actually Paid to Non-CEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On		Net Income ($, thousands) (5)	Adjusted Diluted Earnings Per Share ($)
					Company TSR ($)(3)	Peer Group(4) TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	11,767,948	2,893,353	2,827,663	1,058,108	41.39	134.40	47,354	6.63
2024	12,693,370	5,197,615	2,558,225	1,185,529	66.71	149.37	63,047	6.62
2023	1,695,889	(6,885,661)	2,107,889	1,595,428	82.49	128.14	41,503	6.19
2022	1,473,825	(16,696,645)	2,234,411	1,110,152	97.10	109.59	63,757	6.65
2021	16,469,111	35,814,433	2,458,189	1,901,309	136.09	137.74	496,714	8.94

Company Selected Measure Name	Adjusted Diluted Earnings Per Share
Named Executive Officers, Footnote
(1)    The chief executive officer (CEO) and non-CEO named executive officers (NEOs) reflected in the above table reflect the following:

Year	CEO	Non-CEO NEOs
2025	Vivek Shah	Bret Richter, Jeremy D. Rossen, Lori Tansley
2024	Vivek Shah	Bret Richter, Jeremy D. Rossen, Layth Taki, Lori Tansley
2023	Vivek Shah	Bret Richter, Jeremy D. Rossen, Layth Taki
2022	Vivek Shah	Steve Dunn, Bret Richter, Jeremy D. Rossen
2021	Vivek Shah	Steve Dunn, Jeremy D. Rossen, Scott Turicchi
	(
Non-PEO NEO Average Total Compensation Amount	$ 2,827,663	$ 2,558,225	$ 2,107,889	$ 2,234,411	$ 2,458,189
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,058,108	1,185,529	1,595,428	1,110,152	1,901,309
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
Required Tabular Disclosure of Most Important Measures to Determine FY2025 CAP
The items listed below represent the most important metrics we used to determine “Compensation Actually Paid” for the Fiscal Year ended 2025. The performance measures included in this table are not ranked by relative importance.

Most Important Performance Measures	Adjusted Diluted Earnings Per Share
PSU relative TSR achievement
PSU stock price target achievement

The most important performance measures that impact our CEO’s and NEOs’ 2025 compensation are (1) Adjusted Diluted Earnings Per Share, (2) PSU relative TSR achievement, and (3) PSU stock price targets. Adjusted Diluted Earnings Per Share is defined as set forth in footnote 5 of the Pay Versus Performance table above. PSUs granted to our CEO and NEOs in or after 2024 vest if we achieve certain levels of relative TSR over a three-year performance period. Vesting is based on meeting relative TSR threshold levels of performance; if the threshold is not met, the PSU is forfeited. Any PSUs granted to our CEO or NEOs prior to 2024 vest if Ziff Davis common stock remains at or above set stock price targets for at least 20 trading days in any 30 consecutive trading day period before the restrictions on the PSUs lapse.

Total Shareholder Return Amount	$ 41.39	66.71	82.49	97.10	136.09
Peer Group Total Shareholder Return Amount	134.40	149.37	128.14	109.59	137.74
Net Income (Loss)	$ 47,354,000	$ 63,047,000	$ 41,503,000	$ 63,757,000	$ 496,714,000
Company Selected Measure Amount	6.63	6.62	6.19	6.65	8.94
PEO Name	Vivek Shah	Vivek Shah	Vivek Shah	Vivek Shah	Vivek Shah
Measure:: 1
Pay vs Performance Disclosure
Non-GAAP Measure Description	Adjusted Diluted Earnings Per Share, which is used for the determination of Financial Target Bonus payouts, is a non-GAAP financial measure and is calculated by dividing adjusted net income by the diluted weighted average shares of common stock outstanding excluding the effect of convertible debt dilution. As noted in footnote 3, the Company spun off its cloud fax business, Consensus, in 2021. The spin-off was accounted for as a discontinued operation. The results of the cloud fax business are included in Adjusted Diluted Earnings Per Share for periods presented through the spin-off date on October 7, 2021.
ZD Vivek Shah [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 11,767,948	$ 12,693,370	$ 1,695,889	$ 1,473,825	$ 16,469,111
PEO Actually Paid Compensation Amount	2,893,353	5,197,615	(6,885,661)	(16,696,645)	35,814,433
PEO | ZD Vivek Shah [Member] | ZD Grant Date Fair Value of Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,078,078)	(10,941,058)	0	0	(13,514,102)
PEO | ZD Vivek Shah [Member] | ZD Year End Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,418,789	7,268,494	0	0	16,120,692
PEO | ZD Vivek Shah [Member] | ZD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,943,021)	(3,544,998)	(8,189,234)	(17,470,107)	8,121,417
PEO | ZD Vivek Shah [Member] | ZD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,039,677)	(278,193)	(392,316)	(700,363)	7,771,537
PEO | ZD Vivek Shah [Member] | Any Awards Granted in Any Prior FY that Fail to Meet the Applicable Vesting Conditions During the Covered FY, the Amount Equal to the Fair Value at the End of the Prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(232,608)	0	0	0	0
PEO | ZD Vivek Shah [Member] | Awards Granted and Vested in Current Year, Valued as of Vest Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	845,778
PEO | ZD Vivek Shah [Member] | ZD Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | ZD Grant Date Fair Value of Awards Granted During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,965,253)	(1,960,897)	(1,322,522)	(1,564,788)	(1,570,822)
Non-PEO NEO | ZD Year End Fair Value of Equity Awards Granted in the Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,446,684	1,182,673	1,098,673	1,001,372	743,802
Non-PEO NEO | ZD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that are Unvested at Year End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(975,888)	(273,103)	(259,874)	(162,552)	69,704
Non-PEO NEO | ZD Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(235,722)	(1,850)	(28,738)	(67,881)	1,433,407
Non-PEO NEO | Any Awards Granted in Any Prior FY that Fail to Meet the Applicable Vesting Conditions During the Covered FY, the Amount Equal to the Fair Value at the End of the Prior FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(39,376)	(319,519)	0	(330,410)	(1,236,915)
Non-PEO NEO | Awards Granted and Vested in Current Year, Valued as of Vest Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	3,944
Non-PEO NEO | ZD Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0